Related Party Transactions	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 4
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RELATED PARTY TRANSACTIONS
Management Agreement and Internalization Transaction
On July 15, 2020, the Company, the Manager and certain other parties entered into a Contribution Agreement (the “Contribution Agreement”) whereby the Manager contributed the assets comprising its business and function, including the Management Agreement, to the Operating Partnership in consideration for partnership common units of the Operating Partnership representing a 5.5% ownership interest in the Operating Partnership at the time of the Internalization. As a result of the transactions under such Contribution Agreement, the investment management functions and business of the Manager have been internalized into the Operating Partnership, employees are compensated directly by the Company and no further fees will be paid to the Manager under the Management Agreement as the Operating Partnership assumed the Management Agreement in connection with such transactions. To effectuate the Internalization, the Operating Partnership issued an aggregate of 419,798 OP Units valued at $8,395,960 to GAMO and incurred $911,289 in legal, severance and professional costs.
In connection with the closing of the Internalization, HG Vora Capital Management, LLC (“HG Vora”) exercised its right to contribute to the Company its option to purchase a 26.7% interest in GAMO (the sole owner of the Manager’s equity) in exchange for 152,654 shares of the Company’s common stock, valued at $ 3,053,080 and representing a 2% fully diluted ownership interest in our common stock (immediately following the exchange).
Prior to the Internalization, we had entered into a management agreement (the “Management Agreement”) on July 19, 2019, pursuant to which our Manager managed, among other things, our day-to-day
activities and business affairs in conformity with the investment guidelines and policies that were approved and monitored by our board of directors. These responsibilities included, but were not limited to, (i) the location, acquisition, financing, development and disposition of retail, industrial, and other properties in both the medical-use
and
adult-use
cannabis markets on behalf of us and our Operating Partnership, (ii) providing market research and analysis about our activities, (iii) evaluating prospective real estate investment opportunities, and (iv) recommending real estate investments for purchase by us and our Operating Partnership and any of its subsidiaries. Our Manager also made available to us and our Operating Partnership appropriate personnel reasonably required to enable our Manager to perform its services under the Management Agreement. The Manager assigned the Management Agreement to the Operating Partnership and the Operating Partnership assumed the Management Agreement and all management functions in connection with the Internalization.
We paid our Manager an annual management fee, payable in monthly cash installments, in arrears, in an amount generally equal to the lesser of (i) the costs and expenses incurred by the Manager with respect to our business or (ii) 1.0% per annum of the Stockholders’ Equity, provided that to the extent the amount in (ii) did not cover the costs and expenses incurred by the Manager with respect to our business, we reimbursed the Manager to the extent of such difference. Stockholders’ Equity was generally defined in the Management Agreement to mean the sum of the net proceeds from any issuances of our equity securities since inception. Our Manager ceased collecting any management fees with respect to subsequent periods following the Internalization.
Our former Manager is wholly owned by GAMO, a Delaware limited liability company, which is an affiliate of Acreage. Acreage previously owned 200,000 shares of our common stock and 54,695 OP Units. As of June 30, 2021, Kevin Murphy, the Chairman of Acreage, owned 250,000 shares. As of June 30, 2021 and December 31, 2020, the Company has assets with an original cost basis of $20.9 million and a net book value of $19.9 million and $20.2 million, respectively, that are leased to Acreage.
Management fees to GAMO of $0 and $657,089 were incurred for the six months ended June 30, 2021 and 2020, respectively. These amounts are included in general and administrative expense on the accompanying consolidated statements of operations. As of June 30, 2021 and December 31, 2020, there are no management fees payable.
For the six months ended June 30, 2021 and 2020, the Company has reimbursed $0 and $310,971, respectively, to the Manager for expenses in accordance with the Management Agreement. These amounts are presented with general and administrative expense on the accompanying consolidated statements of operations.
HG Vora, on behalf of a fund managed by it, owns 3.5 million shares of our common stock and formerly had an option to acquire a 26.7% interest in GAMO for which they paid $1.05 million on August 13, 2019. Upon the commencement of the trading of our common stock on a Securities Exchange, HG Vora had the right to contribute its option to purchase the 26.7% interest in exchange for the number of shares of common stock representing a 2% fully diluted ownership in our common stock (immediately following such exchange). This option was exercised by HG Vora, upon the payment of $50,000, in connection with the
Internalization and is no longer outstanding. In addition, we paid a $2.55 million structuring fee to HG Vora in conjunction to our initial offering. We have also entered into an Investor Rights Agreement, Excepted Holder Agreement and Side Letter with HG Vora. In accordance with the Investor Rights Agreement, HG Vora had the right to designate three directors, representing a majority, to our Board of Directors. In connection with the Merger, HG Vora has the right to nominate a majority of our Board of Directors.
In accordance with the Investor Rights Agreement, the Company will maintain market-based compensation for the non-executive
members of the Board and its Committees.
Merger Agreement
In connection with the Merger, we entered into an Investor Rights Agreement. The Investor Rights Agreement had provided the stockholders party thereto with certain rights with respect to the nomination of members to our Board of Directors. Prior to the completion of our IPO, pursuant to the Investor Rights Agreement, HG Vora had the right to nominate four directors to our Board of Directors. Following the completion of an IPO, for so long as HG Vora owns (i) at least 9% of our issued and outstanding common stock for 60 consecutive days, HG Vora may nominate two of the members of our Board of Directors, and (ii) at least 5% of our issued and outstanding common stock for 60 consecutive days, HG Vora may nominate one member of our Board of Directors. If HG Vora owns less than 5% of our issued and outstanding common stock for 60 consecutive days, then HG Vora may not nominate any members of our Board of Directors pursuant to the Investor Rights Agreement.
Prior to the completion of our IPO, West Investment Holdings, LLC, West CRT Heavy, LLC, Gary and Mary West Foundation, Gary and Mary West Health Endowment, Inc., Gary and Mary West 2012 Gift Trust and WFI
Co-Investments
acting unanimously, collectively referred to as the “West Stockholders,” did not have a director nomination right. Following the completion of an IPO, the West Stockholders may nominate one member of our Board of Directors for so long as the West Stockholders own in the aggregate at least 5% of the issued and outstanding shares of our common stock. If the West Stockholders own in the aggregate less than 5% of our issued and outstanding common stock for 60 consecutive days, then the West Stockholders may not nominate any members of the combined company’s Board of Directors pursuant to the Investor Rights Agreement.
Prior to the completion of our IPO, NLCP Holdings, LLC had the right to designate three directors to our Board of Directors.
Prior to the completion of our IPO, NL Ventures, LLC (“Pangea”) did not have a director nomination right. Following the completion of our IPO, Pangea may nominate one member of our Board of Directors for so long as Pangea owns at least 4% of our issued and outstanding common stock for 60 consecutive days. If Pangea owns less than 4% of our issued and outstanding common stock for 60 consecutive days, then Pangea may not nominate any members of our Board of Directors pursuant to the Investor Rights Agreement.
Option Grants
In connection with the closing of the Internalization, the Company and the other parties thereto terminated the Incentive Agreement (described below). In connection therewith the Company issued 791,790 nonqualified stock options (the “Options”), valued at $3,863,935, to purchase shares of the Company’s common stock, subject to the terms and conditions of the applicable Option Grant Agreements, with an exercise price per share of common stock equal to $24.00 and in such amounts as set forth in the Option Grant Agreements. The Options issued represented 3% of the value of the Company at issuance. The shares of common stock issued by the Company upon exercise of such options, shall be duly authorized, validly issued, fully paid and non-assessable
upon such issuance. The Options vested on August 31, 2020. The Options are exercisable upon the earliest of (i) the second anniversary of the Grant Date; (ii) termination of the grantee’s employment or service by the Company other than for cause, or by the grantee for “good reason”, the grantee’s death or disability or (iii) a change in control, as defined. As of June 30, 2021, 615,838 of the 791,790 Option Grants issued to the Company’s four employees and a director are exercisable.
We had entered into an Incentive Agreement with two former executive officers of the Company, who also have an ownership interest in our Manager. Pursuant to the Incentive Agreement, the Company had agreed to issue options or provide other performance awards, equal to 5% of the value of the Company after each private placement, merger or public offering, to the management team with each of the two executive officers of the Company party thereto receiving at least 1% of the value of the Company. The Company had also agreed in the Incentive Agreement to enter into an Employment Agreement with such executive officers, upon the internalization of the management, subject to a term of three years at market rate compensation. The Incentive Agreements and all obligations of the Company thereunder were terminated in connection with the Internalization.